Prepaid Expense and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Current Assets [Abstract]
PREPAID EXPENSE AND OTHER CURRENT ASSETS

NOTE 6 — PREPAID EXPENSE AND OTHER CURRENT ASSETS

The current portions of prepaid expense and other current assets consist of the following:

	December 31,	December 31,
	2024	2023
Prepaid operating cost	$1,939,706	$978,444
Prepaid service cost	51,730	52,363
Others	13,453	28,468
Total	$2,004,889	$1,059,275